Loan Commitments (Tables)	12 Months Ended
Dec. 31, 2012
Loan Commitments [Abstract]
Outstanding loan commitments, line of credit, and letters of credit
Outstanding loan commitments, lines of credit, and letters of credit at December 31, are as follows:

	2012	2011	2010
Loan commitments and lines of credit
Construction and land development	$5,486,662	$1,999,670	$8,569,169
Other	22,177,291	22,346,026	21,164,229
	$27,663,953	$24,345,696	$29,733,398

Standby letters of credit	$1,506,289	$1,486,677	$1,590,367